Schedule of operating lease obligation (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Operating Lease Obligation
Current portion	$ 46	$ 59	$ 76
Non-current portion			59
Total	$ 46	$ 59	$ 135